Note 19 - Trade Receivables - Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade receivables	R$ 5,335.7	R$ 4,774.5
Bad debt provision	(521.5)	(443.7)
Net, trade receivables	4,814.2	4,330.8
Related parties	130.6	37.3
Total current trade receivables	R$ 4,944.8	R$ 4,368.1